Consolidated Statements Of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest and dividend income
Loans and leases, including fees	$ 23,855	$ 16,487
Securities	185	183
FHLB and FRB stock dividends	196	154
Federal funds sold and other	650	383
Total interest and dividend income	24,886	17,207
Interest expense
Deposits	6,102	3,059
FHLB advances and other debt	611	263
Subordinated debentures	284	212
Total interest expense	6,997	3,534
Net interest income	17,889	13,673
Provision for loan and lease losses
Net interest income after provision for loan and lease losses	17,889	13,673
Noninterest income
Service charges on deposit accounts	491	409
Net gains on sales of loans	1,927	75
Earnings on bank owned life insurance	138	135
Other	160	124
Total noninterest income	2,716	743
Noninterest expense
Salaries and employee benefits	8,199	6,074
Occupancy and equipment	792	671
Data processing	1,027	995
Franchise and other taxes	345	366
Professional fees	1,275	988
Director fees	413	312
Postage, printing and supplies	189	175
Advertising and marketing	1,393	154
Telephone	158	118
Loan expenses	116	170
Foreclosed assets, net	6	18
Depreciation	248	208
FDIC premiums	485	282
Regulatory assessment	146	127
Other insurance	86	92
Other	397	205
Total noninterest expense	15,275	10,955
Income before incomes taxes	5,330	3,461
Income tax expense	1,057	2,115
Net income	4,273	1,346
Dividends on Series B preferred stock, accretion of discount and value of warrants exercised	62	(666)
Net income attributable to common stockholders	$ 4,335	$ 680
Earnings per common share:
Basic (Restated-see Note 1)	$ 1.02	$ 0.21
Diluted (Restated-see Note 1)	$ 1.00	$ 0.19